Other Assets (Tables)	9 Months Ended
Jul. 31, 2022
Other Assets
Schedule of Other Assets
Other Assets

(millions of Canadian dollars)		As at

	July 31 2022	October 31 2021
Accounts receivable and other items	$10,488	$9,144
Accrued interest	2,973	2,196
Current income tax receivable	4,874	1,862
Defined benefit asset	2,038	637
Insurance-related assets, excluding investments	1,953	2,040
Prepaid expenses	1,349	1,300
Total	$23,675	$17,179